Shareholder Fees	Dec. 18, 2025 USD ($)
WisdomTree Efficient Long/Short U.S. Equity Fund | WisdomTree Efficient Long/Short U.S. Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0